Organization and Principal Activities	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities
1.	Organization and Principal Activities

(a)	Principal activities

Meten EdtechX Education Group Ltd (the “Company”) was incorporated on September 27, 2019 under the law of Cayman Islands as an exempted company with limited liability. The Company, through its subsidiaries and consolidated variable interest entities (“VIEs”) (collectively referred to as the “Group”) is primarily engaged in providing a wide range of educational programs, services and products, consisting primarily of classroom-based English training services, overseas training services, online English training services and operation of education software. All of the Group’s operations and customers are located in the People’s Republic of China(“PRC”). The Company does not conduct any substantive operations of its own

As of December 31, 2020, the details of the Company’s major subsidiaries, consolidated VIEs and the major subsidiaries of the VIEs are as follows:

Entity	Date of incorporation	Place of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Major subsidiaries:
Meten International Education Group	July 10, 2018	Cayman Islands	100%	Investment holding
Meten Education Investment Limited (“Meten BVI”)	July 18, 2018	British Virgin Islands (“BVI”)	100%	Investment holding
Likeshuo Education Investment Limited (“Likeshuo BVI”)	July 18, 2018	British Virgin Islands (“BVI”)	100%	Investment holding
Meten Education (Hong Kong) Limited (“Meten HK”)	August 22, 2018	Hong Kong	100%	Investment holding
Likeshuo Education (Hong Kong) Limited (“Likeshuo HK”)	August 22, 2018	Hong Kong	100%	Investment holding
Zhuhai Meizhilian Education Technology Co., Ltd.(“Zhuhai Meizhilian”)	September 20, 2018	PRC	100%	Technology development and education consulting service
Zhuhai Likeshuo Education Technology Co., Ltd. (“Zhuhai Likeshuo”)	September 20, 2018	PRC	100%	Technology development and education consulting service
VIEs:
Shenzhen Meten International Education Co., Limited (“Shenzhen Meten”)	April 3, 2006	PRC	100%	Offline English training
Shenzhen Likeshuo Education Co., Ltd. (‘‘Shenzhen Likeshuo’’)	October 26, 2018	PRC	100%	Online English training
VIEs’ major subsidiaries and schools:
Shenzhen Qianhai Meten Technology Co., Ltd	October 30, 2013	PRC	80%	Online English training
Meten Education (Shenzhen) Co., Ltd	November 24, 2015	PRC	100%	Offline English training
Nanjing Meten Foreign Language Training Co., Ltd	December 6, 2013	PRC	100%	Offline English training
Chengdu Meten Education Technology Co., Ltd	April 20, 2016	PRC	100%	Offline English training
Guangzhou Meten Education Technology Co., Ltd	March 29, 2016	PRC	100%	Offline English training

Beijing Jingchengying Education and Culture Development Co., Ltd.	September 16, 2002	PRC	80%	Offline English training
Beijing Jingcheng Education Network Technology Co., Ltd.	July 15, 2005	PRC	80%	Offline English training
Beijing Fengtai District ABC Foreign Language Training School	May 27, 2005	PRC	80%	Offline English training
Beijing Xicheng District ABC Foreign Language Training School	February 16, 2007	PRC	80%	Offline English training
Harbin ABC Foreign Language School	February 28, 2000	PRC	80%	Offline English training
Harbin ABC Culture Training School	November 18,2016	PRC	80%	Offline English training
Harbin Xiangfang District ABC Foreign Language School	July 31, 2006	PRC	80%	Offline English training

(b)	History of the Group and reorganization

Organization and General

The Company is authorized to issue 500,000,000 ordinary shares with a par value of $0.0001 per share. On September 27, 2019, the Company issued one ordinary share to its sole director Richard Fear for a purchase price of $ 0.0001. On the same day, the one ordinary share owned by Richard Fear was transferred to Guo Yupeng.

Reverse recapitalization

On December 12, 2019, the Company entered into an Agreement and Plan of Reorganization (the “Merger Agreement”) by and among the Company, EdtechX Holdings Acquisition Corp., a Delaware corporation (“EdtechX”), Meten Education Inc., a Delaware corporation and wholly owned subsidiary of the Company (“EdtechX Merger Sub”), Meten Education Group Ltd.(“Meten International”), a Cayman Islands exempted company which incorporated on July 10,2018 and wholly owned subsidiary of the Company (“Meten Merger Sub”, and together with EdtechX Merger Sub, the“Merger Subs”). EdtechX was a blank check company incorporated in Delaware on May 15, 2018 for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses or entities.

On March 30, 2020, the Company consummated its acquisition of Meten International and EdtechX, pursuant to the Merger Agreement, where the Company acquired 100% of the issued and outstanding ordinary shares of Meten International and EdtechX, i.e., 318,601,222 ordinary shares of Meten International and 1,971,505 ordinary shares of EdtechX for 48,391,607 and 1,971,505 ordinary shares of the Company respectively.

Meten International was determined to be the accounting acquirer given the controller of Meten International effectively controlled the combined entity Meten EdtechX Education Group Ltd after the SPAC transaction.

The transaction is not a business combination because EdtechX was not a business. The transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by Meten International for the net monetary assets of EdtechX, accompanied by a recapitalization. Meten International is determined as the predecessor and the historical financial statements of Meten International became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. The equity is restated using the exchange ratio of 0.1519 established in the reverse recapitalization transaction, which is 48,391,607 divided by 318,601,222, to reflect the equity structure of the Company. Loss (income) per share is retrospectively restated using the historical weighted-average number of ordinary shares outstanding multiplied by the exchange ratio. The share and per share data is retrospectively restated using the exchange ratio in the share-based compensation footnote, see Note 20.

The par value of ordinary shares was adjusted retrospectively from RMB219 to RMB34, the subscription receivable was adjusted retrospectively from negative RMB 2 to RMB nil, and the difference of RMB183 was adjusted retrospectively as in addition paid-in capital as of December 31, 2019. The consolidated statements of changes in equity (deficit) for the years ended December 31, 2018 and 2019 were also adjusted retrospectively to reflect these changes.

The weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - basic and diluted was adjusted retrospectively from 300,393,162 and 307,843,576 to 45,626,027 and 46,997,775 respectively for the years ended December 31, 2018; The weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - basic and diluted was adjusted retrospectively from 318,601,222 to 48,391,607 for the year ended December 31, 2019.

The loss per share before and after the retrospective adjustments are as follows.

	2018
	Before adjustment	After adjustment
	RMB	RMB
Net (loss) income per share attributable to Meten International’ shareholders – per share
-Basic	0.16	1.04
-Diluted	0.15	1.01

	2019
	Before adjustment	After adjustment
	RMB	RMB
Net (loss) income per share attributable to Meten International’ shareholders – per share
-Basic	(0.69)	(4.53)
-Diluted	(0.69)	(4.53)

Immediately prior to the merger transaction, Azimut Enterprises Holdings S.r.l. invested $20,000 in EdtechX to purchase 2,000,000 units of EdtechX, which were converted into same number of units of the Company upon closing of the merger transaction.

In connection with merger transaction, on February 28, 2020, March 19, 2020 and March 26, 2020, three unrelated investors agreed to invest USD6,000, USD4,000 and USD6,000 to purchase shares of the Company. The financing of the USD12,000 was completed on March 30, 2020, and the USD4,000 financing was terminated on April 14, 2020 as the investor failed to pay the purchase price by the agreed deadline.

Reorganization of Meten International

Prior to the SPAC Transaction, the Meten International undertook a series of steps to restructure its business.

Meten International’s history began in April 2006 with the commencement of operations of Shenzhen Meten, a limited liability company incorporated in the PRC by Mr. Jishuang Zhao, Mr. Siguang Peng and Mr. Yupeng Guo. On December 18, 2017, Shenzhen Meten converted into a joint stock limited liability company and 30,000,000 shares of RMB1 each were issued.

From March 2012 to August 2018, Mr. Yun Feng, Shenzhen Daoge Growth No.3 Investment Fund Partnership (Limited Partnership), Shenzhen Daoge Growth No.5 Investment Fund Partnership (Limited Partnership), Shenzhen Daoge Growth No.6 Investment Fund Partnership (Limited Partnership), Shenzhen Daoge Growth No.11 Investment Fund Partnership (Limited Partnership), Shenzhen Daoge Growth No.21 Investment Fund Partnership (Limited Partnership), Zhihan (Shanghai) Investment Center (Limited Partnership), Hangzhou Muhua Equity Investment Fund Partnership (Limited Partnership) (collectively known as the “Pre-listing Investors”) each acquired certain equity interests in Shenzhen Meten.

In preparation of the listing in capital markets of Shenzhen Meten’s general adult English training, overseas training services, online English training and other English language-related services businesses (“the Business”), Shenzhen Meten has undergone a series of reorganization transactions (“Reorganization”) in 2018. The main purpose of the Reorganization is to establish a Cayman holding company for the Business in preparation for its overseas listing.

The Reorganization was executed in the following steps:

1)	Meten International was incorporated as an exempted company with limited liability in the Cayman Islands on September 27, 2019 and as offshore holding company of the Group. In July and August 2018, the Founders and Pre-listing Investors subscribed for ordinary shares of Meten International at par value, all in the same proportions as the percentage of the then equity interest they held in Shenzhen Meten. Upon the issuance of ordinary shares to the Founders and Pre-listing Investors, the equity structure of the Meten International is identical to that of Shenzhen Meten.

2)	In July 2018, Meten International further established two wholly-owned subsidiaries in the British Virgin Islands, Meten BVI and Likeshuo BVI.

3)	In August 2018, Meten BVI and Likeshuo BVI established two wholly-owned subsidiaries in Hong Kong, Meten HK and Likeshuo HK, respectively.

4)	In September 2018, Meten HK and Likeshuo HK established two wholly-owned subsidiaries in China, named Zhuhai Meten and Zhuhai Likeshuo, respectively.

5)	In October 2018, Shenzhen Meten was split into three separate legal entities, namely Shenzhen Meten, Shenzhen Likeshuo and Shenzhen Yilian Education Investment Co. Ltd. (“Shenzhen Yilian Investment”).

6)	In November 2018, Zhuhai Meten and Zhuhai Likeshuo (collectively the “WFOEs”) entered into a series of contractual arrangements, including a business cooperation agreement, exclusive technical service and management consultancy agreement, exclusive call option agreement, equity pledge agreement and shareholders’ rights entrustment agreement (collectively referred to as the “Contractual Arrangements” as further described below) with Shenzhen Meten, Shenzhen Likeshuo and their shareholders, respectively. Consequently, Shenzhen Meten and Shenzhen Likeshuo became consolidated VIEs of Meten International upon the completion of the relevant reorganization steps.

7)	As part of the Reorganization, Shenzhen Meten transferred its equity interests in certain operations that are not a part of the Business to Shenzhen Yilian Investment and made a net cash distribution of approximately RMB148,270. Such net payment is recorded as distributions in connection with Reorganization in the accompanying consolidated statements of changes in shareholders’ deficit for the year ended December 31, 2018.

The Reorganization involved the restructuring of the legal structure of the Business, which was under common control and did not result in any changes in the economic substance of the ownership and the Business. The accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods presented.

Upon completion of the Reorganization, Meten International’s shares and per share information including the basic and diluted income/(loss) per share have been presented retrospectively as if the number of ordinary shares outstanding immediately after the completion of the Reorganization had been outstanding from the beginning of the earliest period presented, except for the ordinary shares issued in connection with the exchange of Redeemable Owner’s Investment held by the Pre-listing investors during the Reorganization have been weighted for the portion of the period that they were outstanding.

(c)	VIE arrangements

Given the uncertainties as to whether applicable PRC laws and regulations prohibit foreign investors from providing English language training and value-added telecommunications services in the PRC, the Company operates substantially all of its business through its VIEs. To provide the Company the control of the VIEs, Zhuhai Meten and Zhuhai Likeshuo entered into a series of contractual arrangements with the VIEs and their respective equity holders as follows:

Business Cooperation Agreements

Pursuant to the business cooperation agreements, the WFOEs shall provide management support, consulting services and technical services necessary for the English training and relevant services, and in return, the VIEs shall pay services fees to the WFOEs accordingly as described under the exclusive technical service and management consultancy agreement. Without the prior written consent of the WFOEs, the VIEs and its affiliated entities cannot accept services provided by or establishing similar corporation relationship with any third party.

Exclusive Technical Service and Management Consultancy Agreements

Pursuant to the exclusive technical service and management consultancy agreements, the WFOEs agreed to provide exclusive technical services to the VIEs and its affiliated entities. Without the prior written consent of the WFOEs, the VIEs and their respective affiliated entities cannot accept services provided by or establishing similar corporation relationship with any third party. The WFOEs owns the exclusive intellectual property rights created as a result of the performance of this agreement unless otherwise provided by the PRC laws or regulations. In consideration of the technical and management consultancy services provided by the WFOEs, the VIEs and their respective affiliated entities agreed to pay annual service fees to the WFOEs in an amount at the WFOEs’ discretion. As of December 31, 2018, no service fee had been paid by and or was payable from the VIEs to the WFOEs.

Exclusive Call Option Agreements

Under the exclusive call option agreements, entered into among the VIEs, the WFOEs and each of the equity holders of the VIEs, each of the equity holders of the VIEs irrevocably granted the WFOEs an exclusive option to purchase, or have its designated representatives to purchase, to the extent permitted under PRC law, all or part of his or its equity interests in the VIEs. The WFOEs or its designated representatives have sole discretion as to when to exercise such options, either in part or in full. The exercise prices for the VIEs is equal to the lowest price as permitted under applicable PRC law and regulations. Without the WFOEs’ prior written consent, the VIEs’ equity holders shall not sell or otherwise dispose of their beneficial interest, increase or decrease the registered capital, amend its articles of association, create or allow any encumbrance on its assets or other beneficial interests and provide any loans or guarantees, etc.. The agreements expire upon transfer of all equity interest and assets of the VIEs to the WFOEs or its designated representatives.

Equity Pledge Agreements

Pursuant to the equity pledge agreements among the WFOEs, the VIEs and the equity holders of the VIEs, the equity holders of the VIEs shall pledge all of their equity interests in the VIEs to the WFOEs to guarantee the performance by the VIEs and the equity holders’ performance of their respective obligations under the Contractual Arrangements. In enforcing the pledge, if the VIEs and/or their shareholders breach their contractual obligations under those agreements, the WFOEs, as pledgee, will be entitled to certain rights, including the right to dispose of the pledged equity interests. This agreement is not terminated until all of the VIEs’ obligations have been fulfilled under the Contractual Arrangements.

Shareholders’ Rights Entrustment Agreements

Pursuant to the shareholders’ rights entrustment agreement signed between the WFOEs, the VIEs and the equity holders of the VIEs, the equity holders of the VIEs irrevocably appointed the WFOEs as its attorney-in-fact to exercise on such shareholder’s behalf any and all rights that such shareholder has in respect of its equity interest in the VIEs, including but not limited to executing the exclusive right to convene and attend shareholders’ meeting, vote on all matters of the VIEs under their Articles of Association, nominate and appoint directors and other senior management members of the VIEs. These agreements remain effective and irrevocable in the period which can be extended under PRC laws until the WFOEs has purchased all equity of the VIEs under the exclusive call option agreements.

Spousal Undertakings

Pursuant to the spouse undertakings, the respective spouse of the individual shareholders of the VIEs has irrevocably agreed to the execution of business cooperation agreement, exclusive technical service and management consultancy agreement, exclusive call option agreement, equity pledge agreement and shareholders’ rights entrustment agreement. The respective spouse of the individual shareholders of the VIEs further undertakes that he or she has not participated, is not participating and shall not in the future participate in the operation, management, liquidation, dissolution and other matters in relation to the VIEs and its affiliated entities, and confirms that the respective shareholder or its designated person can execute all necessary documents and perform all necessary procedures and give effect to the fundamental purposes under the contractual arrangements mentioned above, and further confirms and agrees to all such documents and procedures in relation to the spouse’s equity interest in the VIEs.

Through the aforementioned contractual agreements, the Company has the ability to:

●	exercise effective control over the VIEs whereby having the power to direct Shenzhen Meten and Shenzhen Likeshuo’s activities that most significantly drive the economic results of them;

●	receive substantially all of the economic benefits and residual returns, and absorb substantially all the risks and expected losses from Shenzhen Meten and Shenzhen Likeshuo as if it was their sole shareholder; and

●	have an exclusive option to purchase all of the equity interests in Shenzhen Meten and Shenzhen Likeshuo.

Management therefore concluded that the Company, through the above Contractual Arrangements, has the power to direct the activities that most significantly impact the VIEs’ economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the VIEs, and therefore the Company is the ultimate primary beneficiary of these VIEs. Consequently, the financial results of the VIEs were included in the Group’s consolidated financial statements.

The table sets forth the assets and liabilities of the VIEs included in the Company’s consolidated balance sheets:

	As of December 31,
	2019	2020
	RMB’000	RMB’000
ASSETS
Current assets
Cash and cash equivalents	138,827	66,987
Contract assets	7,824	6,194
Accounts receivable	28,903	26,731
Other contract costs	54,088	33,153
Prepayments and other current assets	56,654	49,153
Amounts due from related parties	21,468	7,934
Prepaid income tax	12,265	13,046

Total current assets	320,029	203,198

Non-current assets
Restricted cash	11,599	10,358
Other contract costs	10,114	19,995
Equity method investments	26,084	24,552
Property and equipment, net	219,502	146,215
Operating lease right-of-use assets	484,225	322,559
Intangible assets, net	24,968	18,277
Deferred tax assets	4,200	6,997
Goodwill	302,158	274,567
Long-term prepayments and other non-current assets	62,337	40,648

Total non-current assets	1,145,187	864,168

Total assets	1,465,216	1,067,366

Current liabilities
Accounts payable	14,648	9,762
Bank loans	92,000	133,900
Deferred revenue	408,287	341,934
Salary and welfare payable	71,334	65,927
Financial liabilities from contracts with customers	490,095	384,561
Accrued expenses and other payables	46,845	43,009
Current operating lease liabilities	142,155	131,151
Income taxes payable	495	267
Amounts due to related parties	851	159,739

Total current liabilities	1,266,710	1,270,250

Non-current liabilities
Deferred revenue	60,528	46,927
Deferred tax liabilities	14,085	7,661
Operating lease liabilities	333,613	200,409
Non-current tax payable	26,085	33,718

Total non-current liabilities	434,311	288,715

Total liabilities	1,701,021	1,558,965

The table sets forth the results of operations of the VIE included in the Company’s consolidated statements of comprehensive income/(loss):

	Years ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Net revenues	1,424,234	1,447,899	897,035
Net income/(loss)	53,755	(121,363)	(283,829)

The table sets forth the cash flows of the VIE included in the Company’s consolidated statements of cash flows:

	Years ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Net cash generated from/(used in) operating activities	78,680	(16,195)	(164,268)
Net cash used in investing activities	(74,793)	(99,087)	(54)
Net cash generated from/(used in) financing activities	(142,633)	72,778	91,241

The unrecognized revenue producing assets that are held by the VIEs comprise of assembly workforce and intellectual property and trademarks which were not recorded on the Company’s consolidated balance sheets as they do not meet all the capitalization criteria.

In accordance with the Contractual Arrangements, the Company has power to direct activities of the VIEs, and can have assets transferred freely out of the VIEs without restrictions. Therefore the Company considers that there is no asset in the VIEs that can be used only to settle obligations of the respective VIE, except for registered capital and the PRC statutory reserves. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of its net assets, equivalent to the balance of their registered capital and statutory reserves, to the Company in the form of loans and advances or cash dividends. Please refer to Note 24 for disclosure of the restricted net assets.

As the VIEs are incorporated as limited liability companies under the PRC Company Law, the creditors of the VIEs do not have recourse to the general credit of the Company. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs.

Risks associated with VIE arrangements

There are substantial uncertainties regarding the interpretation and application of the PRC laws and regulations, and the Company cannot assure you that the PRC government would agree that the Group’s corporate structure or any of the above-mentioned Contractual Arrangements comply with current or future PRC laws or regulations. The PRC laws and regulations governing the validity of these Contractual Arrangements are uncertain and the relevant government authorities may have broad discretion in interpreting these laws and regulations. If the Company and its consolidated VIEs are found to be in violation of any existing or future PRC laws or regulations, or fail to obtain any of the required licenses and permits, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, including:

(a)	revoking the business licenses of such entities;

(b)	discontinuing or restricting the operations of any transactions among the Company’s PRC subsidiaries and the VIEs;

(c)	limiting the Company’s business expansion in China by way of entering into contractual arrangements;

(d)	confiscating the income of the VIEs or the Company’s PRC subsidiaries;

(e)	imposing fines, penalties or other requirements with which the Company, its PRC subsidiaries or consolidated VIEs may not be able to comply;

(f)	requiring the Company to restructure its ownership structure or operations, terminate the Contractual Arrangements with the VIEs and deregistering the equity pledges on the equity interest in the VIEs, which in turn would affect its ability to consolidate, derive economic interests from, or exert effective control over the VIEs;

(g)	restricting or prohibiting its use of the proceeds of any offering to finance its business and operations in China; or

(h)	restricting the use of financing sources by the Company or the VIEs, or otherwise restricting the Company or the VIEs’ ability to conduct business.

If the imposition of any of these penalties precludes the Company from operating its business, it would no longer be in a position to generate revenue or cash from it. If the imposition of any of these penalties causes the Company to lose its rights to direct the activities of its consolidated VIEs or its rights to receive its economic benefits, the Company would no longer be able to consolidate these entities, and its financial statements would no longer reflect the results of operations from the business conducted by VIEs except to the extent that the Company receives payments from VIEs under the Contractual Arrangements. Either of these results, or any other significant penalties that might be imposed on the Company in this event, would have a material adverse effect on its financial condition and results of operations.

(d)	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (‘‘GAAP’’).

The consolidated financial statements are presented in Renminbi (“RMB”), rounded to the nearest thousands except share data and per share data, or otherwise noted.

(e)	Principles of consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs. All transactions and balances among the Company, its subsidiaries and its VIEs have been eliminated upon consolidation.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting powers; has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIE’s economic performance, and also the Group’s obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. The Company, through the WFOEs holds all the variable interests of the VIEs, and has been determined to be the primary beneficiary of the VIEs.